UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09561

CENTURY CAPITAL MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Jennifer J. Mortimer
c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end: 10/31

Date of reporting period: 07/31/2014

Item 1.	Schedule of Investments.

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 92.8%

Consumer Discretionary - 18.0%
Auto Components - 3.3%
75,147	Lear Corp.	$7,076,593

Hotels, Restaurants & Leisure - 6.3%
104,455	Marriott International, Inc., Class A	6,759,283
88,917	Starbucks Corp.	6,907,073
		13,666,356
Internet & Catalog Retail - 2.0%
3,593	Priceline.com, Inc.(a)	4,464,123

Media - 6.4%
74,465	DIRECTV(a)	6,407,713
89,087	Discovery Communications, Inc., Class C(a)	7,492,217
		13,899,930
Total Consumer Discretionary		39,107,002

Consumer Staples - 6.0%
Beverages - 3.3%
81,428	PepsiCo, Inc.	7,173,807

Food & Staples Retailing - 2.7%
75,823	CVS Caremark Corp.	5,789,844

Total Consumer Staples		12,963,651

Energy - 3.9%
Energy Equipment & Services - 3.9%
139,745	FMC Technologies, Inc.(a)	8,496,496

Financials - 8.2%
Diversified Financial Services - 0.3%
4	Berkshire Hathaway, Inc., Class A(a)	752,496

Real Estate Investment Trust (REITs) - 3.9%
90,115	American Tower Corp.	8,505,955

Real Estate Management & Development - 4.0%
280,085	CBRE Group, Inc., Class A(a)	8,637,821

Total Financials		17,896,272

Health Care - 12.2%
Biotechnology - 7.0%
28,564	Alexion Pharmaceuticals, Inc.(a)	4,541,390
77,228	Celgene Corp.(a)	6,730,420
105,728	Grifols SA, Sponsored ADR, Class B	3,877,046
		15,148,856
Health Care Providers & Services - 1.1%
33,666	Express Scripts Holding Co.(a)	2,344,837

Pharmaceuticals - 4.1%
41,937	Actavis PLC(a)	8,985,422

Total Health Care		26,479,115

Industrials - 9.5%
Aerospace & Defense - 3.6%
92,793	B/E Aerospace, Inc.(a)	7,900,396

Shares		Value
Industrials (continued)
Construction & Engineering - 2.7%
79,426	Fluor Corp.	$5,787,773

Road & Rail - 3.2%
71,362	Union Pacific Corp.	7,015,598

Total Industrials		20,703,767

Information Technology - 26.8%
Internet Software & Services - 10.8%
125,443	eBay, Inc.(a)	6,623,390
30,797	Equinix, Inc.(a)	6,606,573
8,952	Google, Inc., Class A(a)	5,188,132
8,952	Google, Inc., Class C(a)	5,116,963
		23,535,058
IT Services - 7.8%
14,747	International Business Machines Corp.	2,826,557
25,363	Visa, Inc., Class A	5,351,847
493,649	Western Union Co.	8,624,048
		16,802,452
Software - 4.5%
49,952	Adobe Systems, Inc.(a)	3,452,183
157,841	Oracle Corp.	6,375,198
		9,827,381
Technology Hardware, Storage & Peripherals - 3.7%
83,150	Apple, Inc.	7,946,645

Total Information Technology		58,111,536

Materials - 8.2%
Chemicals - 8.2%
106,153	LyondellBasell Industries NV, Class A	11,278,756
57,134	Monsanto Co.	6,461,284
Total Materials		17,740,040

TOTAL COMMON STOCKS
(Cost $142,409,705)		201,497,879

SHORT-TERM INVESTMENTS - 7.2%

Money Market Mutual Funds - 7.2%
15,727,314	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.00%(b) 7 Day Yield)	15,727,314

TOTAL SHORT-TERM INVESTMENTS
(Cost $15,727,314)		15,727,314

TOTAL INVESTMENTS - 100.0%
(Cost, $158,137,019)		217,225,193

Other Assets in Excess of Liabilities - 0.0%(c)		19,920
NET ASSETS - 100.0%		$217,245,113

(a)	Non-income producing security.
(b)	Less than 0.005%.
(c)	Less than 0.05% of total net assets.

See Notes to Portfolio of Investments.

CENTURY FUNDS

Abbreviations:
ADR	-	American Depositary Receipt
NV	-	Naamloze Vennootschap (Dutch: Limited Liability Company)
PLC	-	Public Limited Company
SA	-	Generally designated corporations in various countries, mostly those employing civil law

The net unrealized appreciation/depreciation of investments based on federal tax cost as of July 31, 2014 was as follows:

Gross appreciation on investments	$59,449,617
Gross depreciation on investments	(361,443)
Net unrealized appreciation	$59,088,174
Cost of investments for federal income tax purposes	$158,137,019

See Notes to Portfolio of Investments.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 96.0%

Consumer Discretionary - 14.6%
Auto Components - 2.0%
182,717	Gentherm, Inc.(a)	$7,646,706

Diversified Consumer Services - 1.3%
128,429	Sotheby's	5,092,210

Hotels, Restaurants & Leisure - 1.5%
13,925	Buffalo Wild Wings, Inc.(a)	2,023,581
332,298	Ruth's Hospitality Group, Inc.	3,771,582
		5,795,163
Household Durables - 1.6%
195,790	Ryland Group, Inc.	6,284,859

Internet & Catalog Retail - 2.4%
275,224	HomeAway, Inc.(a)	9,555,777

Media - 1.2%
926,225	Cumulus Media, Inc., Class A(a)	4,797,846

Textiles, Apparel & Luxury Goods - 4.6%
85,669	Hanesbrands, Inc.	8,370,718
232,178	Movado Group, Inc.	9,503,046
		17,873,764
Total Consumer Discretionary		57,046,325

Consumer Staples - 0.2%
Food & Staples Retailing - 0.2%
11,148	PriceSmart, Inc.	917,480

Energy - 3.7%
Energy Equipment & Services - 2.6%
121,305	Basic Energy Services, Inc.(a)	2,910,107
160,606	C&J Energy Services, Inc.(a)	4,811,756
408,813	Key Energy Services, Inc.(a)	2,510,112
		10,231,975
Oil, Gas & Consumable Fuels - 1.1%
342,701	Penn Virginia Corp.(a)	4,461,967

Total Energy		14,693,942

Financials - 8.2%
Banks - 2.3%
273,843	Eagle Bancorp, Inc.(a)	9,121,710

Capital Markets - 3.1%
294,847	Cohen & Steers, Inc.	12,239,099

Diversified Financial Services - 1.7%
353,956	Marlin Business Services Corp.	6,512,790

Insurance - 1.1%
188,783	American Equity Investment Life Holding Co.	4,179,656

Total Financials		32,053,255

Health Care - 23.6%
Biotechnology - 2.0%
113,185	Insys Therapeutics, Inc.(a)	3,059,391
169,459	NPS Pharmaceuticals, Inc.(a)	4,734,684
		7,794,075
Health Care Equipment & Supplies - 3.1%
90,314	Cyberonics, Inc.(a)	5,370,973
	Globus Medical, Inc., Class A(a)	7,019,862
		12,390,835

Shares		Value
Health Care (continued)
Health Care Providers & Services - 8.4%
213,417	Acadia Healthcare Co., Inc.(a)	$10,171,454
143,512	Air Methods Corp.(a)	7,211,478
161,650	AMN Healthcare Services, Inc.(a)	2,117,615
270,105	Brookdale Senior Living, Inc.(a)	9,359,139
149,188	PharMerica Corp.(a)	4,026,584
		32,886,270
Health Care Technology - 0.9%
75,373	Medidata Solutions, Inc.(a)	3,379,725

Life Sciences Tools & Services - 4.5%
201,160	Bruker Corp.(a)	4,572,367
340,240	Cambrex Corp.(a)	7,168,857
188,588	WuXi PharmaTech (Cayman), Inc., Sponsored ADR(a)	5,810,396
		17,551,620
Pharmaceuticals - 4.7%
268,277	Akorn, Inc.(a)	9,102,639
15,067	Jazz Pharmaceuticals PLC(a)	2,105,312
134,771	Lannett Co., Inc.(a)	4,529,653
629,592	TherapeuticsMD, Inc.(a)	2,921,307
		18,658,911
Total Health Care		92,661,436

Industrials - 14.7%
Building Products - 2.5%
237,217	NCI Building Systems, Inc.(a)	3,975,757
132,948	Universal Forest Products, Inc.	5,820,463
		9,796,220
Commercial Services & Supplies - 2.8%
382,563	Herman Miller, Inc.	11,186,142

Electrical Equipment - 2.3%
205,050	Generac Holdings, Inc.(a)	8,899,170

Professional Services - 2.5%
489,706	Kforce, Inc.	9,740,252

Road & Rail - 2.2%
186,684	Saia, Inc.(a)	8,522,125

Trading Companies & Distributors - 2.4%
487,975	CAI International, Inc.(a)	9,315,443

Total Industrials		57,459,352

Information Technology - 25.7%
Communications Equipment - 3.9%
75,819	Palo Alto Networks, Inc.(a)	6,130,724
512,109	Sonus Networks, Inc.(a)	1,807,745
190,710	Ubiquiti Networks, Inc.(a)	7,290,843
		15,229,312
Internet Software & Services - 12.9%
121,244	comScore, Inc.(a)	4,387,820
336,027	Constant Contact, Inc.(a)	10,460,521
276,440	Dealertrack Technologies, Inc.(a)	10,385,851
63,450	Demandware, Inc.(a)	3,822,228
263,724	j2 Global, Inc.	12,901,378
330,149	Web.com Group, Inc.(a)	8,765,456
		50,723,254
Semiconductors & Semiconductor Equipment - 5.1%
128,604	Cavium, Inc.(a)	5,999,377
198,867	Mellanox Technologies Ltd.(a)	8,282,810
137,869	Monolithic Power Systems, Inc.	5,685,718
		19,967,905
Software - 3.8%
292,277	Callidus Software, Inc.(a)	3,133,209

See Notes to Portfolio of Investments.

CENTURY FUNDS

Shares		Value
Information Technology (continued)
Software (continued)
225,460	Proofpoint, Inc.(a)	$7,951,974
42,026	Tyler Technologies, Inc.(a)	3,813,019
		14,898,202
Total Information Technology		100,818,673

Materials - 5.3%
Chemicals - 1.0%
189,604	Calgon Carbon Corp.(a)	4,019,605

Construction Materials - 1.8%
75,439	Eagle Materials, Inc.	6,851,370

Metals & Mining - 2.5%
175,554	U.S. Silica Holdings, Inc.	9,869,646

Total Materials		20,740,621

TOTAL COMMON STOCKS
(Cost $315,860,157)		376,391,084

SHORT-TERM INVESTMENTS - 5.2%

Money Market Mutual Funds - 5.2%
20,253,022	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.00%(b) 7 Day Yield)	20,253,022

TOTAL SHORT-TERM INVESTMENTS
(Cost $20,253,022)		20,253,022

TOTAL INVESTMENTS - 101.2%
(Cost, $336,113,179)		396,644,106

Liabilities in Excess of Other Assets - (1.2%)		(4,570,176)
NET ASSETS - 100.0%		$392,073,930

(a)	Non-income producing security.
(b)	Less than 0.005%.

Abbreviations:
ADR	-	American Depositary Receipt
Ltd.	-	Limited
PLC	-	Public Limited Company

The net unrealized appreciation/depreciation of investments based on federal tax cost as of July 31, 2014 was as follows:

Gross appreciation on investments	$75,666,850
Gross depreciation on investments	(16,502,724)
Net unrealized appreciation	$59,164,126
Cost of investments for federal income tax purposes	$337,479,980

See Notes to Portfolio of Investments.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 96.7%

Consumer Discretionary - 15.3%
Auto Components - 1.5%
29,857	Gentherm, Inc.(a)	$1,249,515

Diversified Consumer Services - 2.0%
39,550	Grand Canyon Education, Inc.(a)	1,700,650

Hotels, Restaurants & Leisure - 1.0%
5,916	Buffalo Wild Wings, Inc.(a)	859,713

Household Durables - 1.9%
29,680	Jarden Corp.(a)	1,659,112

Internet & Catalog Retail - 1.7%
41,808	HomeAway, Inc.(a)	1,451,574

Multiline Retail - 2.0%
39,194	Big Lots, Inc.	1,714,738

Textiles, Apparel & Luxury Goods - 5.2%
20,576	Deckers Outdoor Corp.(a)	1,821,182
18,108	Hanesbrands, Inc.	1,769,332
23,078	Kate Spade & Co.(a)	873,041
		4,463,555
Total Consumer Discretionary		13,098,857

Consumer Staples - 1.8%
Food Products - 1.8%
53,023	WhiteWave Foods Co., Class A(a)	1,579,555

Energy - 4.6%
Energy Equipment & Services - 2.0%
28,640	C&J Energy Services, Inc.(a)	858,054
6,790	CARBO Ceramics, Inc.	845,627
		1,703,681
Oil, Gas & Consumable Fuels - 2.6%
14,337	Gulfport Energy Corp.(a)	765,739
111,117	Penn Virginia Corp.(a)	1,446,743
		2,212,482
Total Energy		3,916,163

Financials - 4.0%
Banks - 2.1%
61,785	PrivateBancorp, Inc.	1,779,408

Real Estate Investment Trusts (REITs) - 1.9%
153,312	Education Realty Trust, Inc.	1,618,975

Total Financials		3,398,383

Health Care - 22.2%
Biotechnology - 1.8%
35,763	Alkermes PLC(a)	1,529,226

Health Care Equipment & Supplies - 7.3%
19,111	CareFusion Corp.(a)	836,871
13,554	Cooper Companies, Inc.	2,180,567
28,158	Cyberonics, Inc.(a)	1,674,556
69,816	Globus Medical, Inc., Class A(a)	1,556,897
		6,248,891
Health Care Providers & Services - 4.3%
19,156	Universal Health Services, Inc., Class B	2,042,030

Shares		Value
Health Care (continued)
Health Care Providers & Services (continued)
44,139	VCA, Inc.(a)	$1,645,943
		3,687,973
Health Care Technology - 1.0%
18,914	Medidata Solutions, Inc.(a)	848,104

Life Sciences Tools & Services - 1.3%
52,001	Cambrex Corp.(a)	1,095,661

Pharmaceuticals - 6.5%
32,350	Akorn, Inc.(a)	1,097,636
26,838	Endo International PLC(a)	1,800,293
26,322	Lannett Co., Inc.(a)	884,682
12,986	Salix Pharmaceuticals Ltd.(a)	1,712,983
		5,495,594
Total Health Care		18,905,449

Industrials - 19.4%
Aerospace & Defense - 1.7%
17,283	B/E Aerospace, Inc.(a)	1,471,475

Airlines - 2.1%
27,153	Spirit Airlines, Inc.(a)	1,776,349

Electrical Equipment - 1.0%
18,964	Generac Holdings, Inc.(a)	823,038

Machinery - 6.5%
31,001	Greenbrier Companies, Inc.	1,998,014
40,203	ITT Corp.	1,848,132
14,608	Snap-on, Inc.	1,755,882
		5,602,028
Professional Services - 2.1%
48,917	FTI Consulting, Inc.(a)	1,807,972

Road & Rail - 2.1%
16,575	Kansas City Southern	1,807,669

Trading Companies & Distributors - 3.9%
18,782	MSC Industrial Direct Co., Inc., Class A	1,601,917
16,056	United Rentals, Inc.(a)	1,700,330
		3,302,247
Total Industrials		16,590,778

Information Technology - 26.2%
Communications Equipment - 5.0%
16,666	F5 Networks, Inc.(a)	1,876,425
11,165	Palo Alto Networks, Inc.(a)	902,802
38,371	Ubiquiti Networks, Inc.(a)	1,466,923
		4,246,150
Electronic Equipment, Instruments & Components - 1.0%
10,713	Zebra Technologies Corp., Class A(a)	857,790

Internet Software & Services - 2.9%
15,623	Demandware, Inc.(a)	941,129
56,816	Web.com Group, Inc.(a)	1,508,465
		2,449,594
IT Services - 8.5%
6,326	Alliance Data Systems Corp.(a)	1,659,247
56,173	Cardtronics, Inc.(a)	2,166,031
13,391	FleetCor Technologies, Inc.(a)	1,778,191

See Notes to Portfolio of Investments.

CENTURY FUNDS

Shares		Value
Information Technology (continued)
IT Services (continued)
39,848	MAXIMUS, Inc.	$1,648,113
		7,251,582
Semiconductors & Semiconductor Equipment - 7.6%
41,666	Mellanox Technologies Ltd.(a)	1,735,389
30,102	NXP Semiconductor NV(a)	1,876,860
33,717	Power Integrations, Inc.	1,814,986
106,725	Tower Semiconductor Ltd.(a)	1,078,990
		6,506,225
Software - 1.2%
30,131	Proofpoint, Inc.(a)	1,062,720

Total Information Technology		22,374,061

Materials - 1.3%
Chemicals - 0.1%
8,122	Ferro Corp.(a)	101,850

Metals & Mining - 1.2%
53,488	Horsehead Holding Corp.(a)	1,001,830

Total Materials		1,103,680

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.9%
46,201	Cogent Communications Holdings, Inc.	1,603,637

TOTAL COMMON STOCKS
(Cost $68,749,116)		82,570,563

SHORT-TERM INVESTMENTS - 3.8%

Money Market Mutual Funds - 3.8%
3,230,210	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.00%(b) 7 Day Yield)	3,230,210

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,230,210)		3,230,210

TOTAL INVESTMENTS - 100.5%
(Cost, $71,979,326)		85,800,773

Liabilities in Excess of Other Assets - (0.5%)		(452,384)
NET ASSETS - 100.0%		$85,348,389

(a)	Non-income producing security.
(b)	Less than 0.005%.

Abbreviations:
Ltd.	-	Limited
NV	-	Naamloze Vennootschap (Dutch: Limited Liability Company)
PLC	-	Public Limited Company

The net unrealized appreciation/depreciation of investments based on federal tax cost as of July 31, 2014 was as follows:

Gross appreciation on investments	$14,699,409
Gross depreciation on investments	(1,522,067)
Net unrealized appreciation	$13,177,342
Cost of investments for federal income tax purposes	$72,623,431

See Notes to Portfolio of Investments.

CENTURY FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
JULY 31, 2014 (Unaudited)

A. Security Valuations — Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service. If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, fair value is generally determined using closing bid prices. In the absence of readily available market quotes, securities and other assets will be valued at fair value, as determined in good faith under procedures established by and under the general supervision of the Funds’ Board of Trustees. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Funds’ investments carried at fair value:

Century Shares Trust
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$201,497,879	$–	$–	$201,497,879
Short-Term Investments	15,727,314	–	–	15,727,314
TOTAL	$217,225,193	$–	$–	$217,225,193

Century Small Cap Select Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$376,391,084	$–	$–	$376,391,084
Short-Term Investments	20,253,022	–	–	20,253,022
TOTAL	$396,644,106	$–	$–	$396,644,106

Century Growth Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$82,570,563	$–	$–	$82,570,563
Short-Term Investments	3,230,210	–	–	3,230,210
TOTAL	$85,800,773	$–	$–	$85,800,773

*	At July 31, 2014 the Funds held investments in common stocks classified as Level 1, with corresponding major categories as shown on each Fund’s Portfolio of Investments.

The Funds recognize transfers into and out of all levels at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

Item 2.	Controls and Procedures.

(a)
The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b)
There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CENTURY CAPITAL MANAGEMENT TRUST

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date:	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date:	September 24, 2014

By:	/s/ Julie Smith
Name:	Julie Smith
Title:	Principal Financial Officer

Date:	September 24, 2014